Income Taxes (Schedule Of Components of Income Tax Expense (Benefit)) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current, Federal			$ 1,797,275	$ 824,005	$ 1,024,750
Current, State			641,007	197,239	259,538
Current			2,438,282	1,021,244	1,284,288
Deferred	(66,149)	243,900	(511,658)	(24,494)	(228,766)
Income tax expense			$ 1,926,624	$ 996,750	$ 1,055,522